Appendix 2 Details of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 1,396,253	$ 1,506,993
Other current financial assets	312,030	230,279
Other current non-financial assets	828,760	560,786
Trade and other current receivables	3,711,141	3,234,935
Current accounts receivable from related parties	73,759	46,950
Inventories	538,276	471,433
Current tax assets	201,740	127,880
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL CURRENT ASSETS	7,062,479	6,179,256
Other non-current financial assets	3,473,176	2,790,863
Other non-current non-financial assets	3,145,421	2,332,856
Trade and other non-current receivables	724,851	578,524
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273	$ 1,978
Intangible assets other than goodwill	4,756,270	4,524,826
Goodwill	1,470,225	945,512
Property, plant and equipment	12,997,528	8,354,672
Investment property	6,272	7,942
Right-of-use assets	327,953	222,420
Deferred tax assets	992,368	994,382
TOTAL NON-CURRENT ASSETS	27,896,459	20,754,302
TOTAL ASSETS	34,958,938	26,933,558
Other current financial liabilities	1,232,834	1,825,130
Current lease liabilities	60,687	51,495
Trade and other current payables	4,912,130	4,093,576
Current accounts payable to related parties	955,707	597,122
Other current provisions	164,844	220,425
Current tax liabilities	183,060	222,870
Other current non-financial liabilities	286,272	266,604
TOTAL CURRENT LIABILITIES	7,795,534	7,277,222
Other non-current financial liabilities	4,917,583	3,837,706
Non-current lease liability	187,891	91,070
Trade and other accounts payable, Non-current	2,689,067	2,061,475
Non-current accounts payable to related companies	1,062,498	144,391
Other long-term provisions	838,819	833,900
Deferred tax liabilities	879,400	612,953
Non-current provisions for employee benefits	1,423,481	1,624,217
Other non-current non-financial liabilities	134,572	116,961
TOTAL NON-CURRENT LIABILITIES	12,133,311	9,322,673
TOTAL LIABILITIES	19,928,845	16,599,895
Less Than Three Months [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current lease liabilities	26,270	17,961
Unidad de Fomento (funds code)
Disclosure Of Assets And Liabilities By Currency [Line Items]
Right-of-use assets		24
TOTAL NON-CURRENT ASSETS		24
TOTAL ASSETS		24
Other current financial liabilities	3,305	7,103
Current lease liabilities		19
Trade and other current payables	6
TOTAL CURRENT LIABILITIES	3,311	7,122
Other non-current financial liabilities		3,611
TOTAL NON-CURRENT LIABILITIES		3,611
TOTAL LIABILITIES	3,311	10,733
Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	1,588	637
Other current financial assets	121	116
Other current non-financial assets	4,481	16,730
Trade and other current receivables	1,521	1,587
Current accounts receivable from related parties	3,692	3,271
Current tax assets	9,483	9,546
TOTAL CURRENT ASSETS	20,886	31,887
Other non-current non-financial assets	5,157	2,980
Trade and other non-current receivables	43	77
Deferred tax assets	726
TOTAL NON-CURRENT ASSETS	5,926	3,057
TOTAL ASSETS	26,812	34,944
Trade and other current payables	24,991	46,970
Current accounts payable to related parties	189,421	167,003
Other current provisions	54
Other current non-financial liabilities	916	369
TOTAL CURRENT LIABILITIES	215,382	214,342
Deferred tax liabilities	2,057	2,521
Non-current provisions for employee benefits	2,422	2,960
TOTAL NON-CURRENT LIABILITIES	4,479	5,481
TOTAL LIABILITIES	219,861	219,823
U.S. Dollar [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	348,413	170,335
Other current financial assets	1,532	95
Other current non-financial assets	89,825	2,177
Trade and other current receivables	71,132	22,201
Current accounts receivable from related parties	64,787	547
Inventories	8,131	1,035
Current tax assets	1,765	11,457
TOTAL CURRENT ASSETS	585,585	207,847
Other non-current financial assets	195,661
Other non-current non-financial assets	33,645
Trade and other non-current receivables	211,205	244,126
Intangible assets other than goodwill	105,554
Goodwill	28,215
Property, plant and equipment	1,187,248	176
Right-of-use assets	11,109
Deferred tax assets	196,941	192,057
TOTAL NON-CURRENT ASSETS	1,969,578	436,359
TOTAL ASSETS	2,555,163	644,206
Other current financial liabilities	191,159	789,559
Current lease liabilities	11,038	20,470
Trade and other current payables	187,299	206,653
Current accounts payable to related parties	46,878	152,956
Other current provisions	2	44,308
Current tax liabilities	14,558
Other current non-financial liabilities	17,340	11,908
TOTAL CURRENT LIABILITIES	468,274	1,225,854
Other non-current financial liabilities	1,748,465	806,446
Non-current lease liability	31,200	25,668
Trade and other accounts payable, Non-current		10,990
Non-current accounts payable to related companies	96,643
Other long-term provisions	11,756
Deferred tax liabilities	44,008
Non-current provisions for employee benefits	1,723	1,906
Other non-current non-financial liabilities	26,305	31,600
TOTAL NON-CURRENT LIABILITIES	1,960,100	876,610
TOTAL LIABILITIES	2,428,374	2,102,464
Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	162	47
Other current non-financial assets		36
Trade and other current receivables		81
Current accounts receivable from related parties	3,693	3,566
Inventories		987
TOTAL CURRENT ASSETS	3,855	4,717
TOTAL ASSETS	3,855	4,717
Other current financial liabilities	7,414
Current lease liabilities		17
Trade and other current payables	8,172	12,519
Current accounts payable to related parties	518,069	236,546
TOTAL CURRENT LIABILITIES	533,655	249,082
Other non-current financial liabilities	87,003
Non-current lease liability		386
Non-current accounts payable to related companies		144,391
TOTAL NON-CURRENT LIABILITIES	87,003	144,777
TOTAL LIABILITIES	620,658	393,859
Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	150,799	381,754
Other current financial assets	76,750	4,047
Other current non-financial assets	13,731	27,088
Trade and other current receivables	328,825	330,871
Current accounts receivable from related parties	503	716
Inventories	76,415	102,781
Current tax assets	2,628	31
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL CURRENT ASSETS	650,171	847,288
Other non-current financial assets	6,717	153
Other non-current non-financial assets	27,954	33,029
Trade and other non-current receivables	20,201	33,565
Intangible assets other than goodwill	165,571	135,881
Goodwill	66,068	18,264
Property, plant and equipment	3,962,716	4,158,620
Right-of-use assets	60,872	19,639
Deferred tax assets	4,322	11,277
TOTAL NON-CURRENT ASSETS	4,314,421	4,410,428
TOTAL ASSETS	4,964,592	5,257,716
Other current financial liabilities	371,171	453,666
Current lease liabilities	9,246	4,792
Trade and other current payables	422,272	471,331
Current accounts payable to related parties	2,148	2,652
Other current provisions	30,974	40,176
Current tax liabilities	87,275	110,724
Other current non-financial liabilities	31,874	31,914
TOTAL CURRENT LIABILITIES	954,960	1,115,255
Other non-current financial liabilities	1,213,912	1,251,190
Non-current lease liability	53,588	15,639
Trade and other accounts payable, Non-current	874	1,136
Non-current accounts payable to related companies	7,804
Other long-term provisions	74,773	78,504
Deferred tax liabilities	223,420	208,618
Non-current provisions for employee benefits	87,419	124,248
Other non-current non-financial liabilities	15,679	19,707
TOTAL NON-CURRENT LIABILITIES	1,677,469	1,699,042
TOTAL LIABILITIES	2,632,429	2,814,297
Peruvian sol [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	129,607	147,458
Other current financial assets	61
Other current non-financial assets	37,715	62,864
Trade and other current receivables	175,163	165,342
Current accounts receivable from related parties	273	2,480
Inventories	55,296	53,015
Current tax assets	50,899	10,069
TOTAL CURRENT ASSETS	449,014	441,228
Other non-current financial assets	12	55
Other non-current non-financial assets	36,068	23,092
Intangible assets other than goodwill	75,592	70,955
Goodwill	263,426	184,037
Property, plant and equipment	2,033,436	2,128,830
Right-of-use assets	138,163	159,534
Deferred tax assets	29,124	253
TOTAL NON-CURRENT ASSETS	2,575,821	2,566,756
TOTAL ASSETS	3,024,835	3,007,984
Other current financial liabilities	277,357	201,641
Current lease liabilities	16,996	10,434
Trade and other current payables	240,035	194,903
Current accounts payable to related parties	2,001	1,643
Other current provisions	7,666	12,931
Current tax liabilities	53,643	33,777
Other current non-financial liabilities	24,132	28,193
TOTAL CURRENT LIABILITIES	621,830	483,522
Other non-current financial liabilities	379,487	404,359
Non-current lease liability	3,135	13,816
Trade and other accounts payable, Non-current	591	729
Other long-term provisions	47,505	20,879
Deferred tax liabilities	110,465	74,847
Non-current provisions for employee benefits	3,031	4,299
Other non-current non-financial liabilities	3,199	5,132
TOTAL NON-CURRENT LIABILITIES	547,413	524,061
TOTAL LIABILITIES	1,169,243	1,007,583
Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	8,025	65,480
Other current financial assets	143,685	65,287
Other current non-financial assets	27,748	40,572
Trade and other current receivables	312,025	306,606
Current accounts receivable from related parties	27	29
Inventories	55,911	40,892
Current tax assets	8,246	2,628
TOTAL CURRENT ASSETS	555,667	521,494
Other non-current financial assets	26,193	25,461
Other non-current non-financial assets	830	898
Trade and other non-current receivables	23,097	24,410
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273
Intangible assets other than goodwill	86,948	61,160
Goodwill	2,015	24,603
Property, plant and equipment	2,143,756	1,762,799
Right-of-use assets	49	124
Deferred tax assets	15,928	28,746
TOTAL NON-CURRENT ASSETS	2,301,211	1,930,506
TOTAL ASSETS	2,856,878	2,452,000
Other current financial liabilities	8	36
Current lease liabilities	14	78
Trade and other current payables	857,048	517,715
Current accounts payable to related parties	207	177
Other current provisions	49,900	45,167
Current tax liabilities	13,881	44,383
Other current non-financial liabilities	26,096	21,876
TOTAL CURRENT LIABILITIES	947,154	629,432
Non-current lease liability	24	45
Trade and other accounts payable, Non-current	53,914	86,559
Other long-term provisions	19,116	19,760
Deferred tax liabilities	459,883	286,936
Non-current provisions for employee benefits	17,231	13,920
Other non-current non-financial liabilities	39,149	30,294
TOTAL NON-CURRENT LIABILITIES	589,317	437,514
TOTAL LIABILITIES	1,536,471	1,066,946
Brazilian Reals [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	757,659	741,282
Other current financial assets	89,881	160,734
Other current non-financial assets	654,913	411,220
Trade and other current receivables	2,822,475	2,408,247
Current accounts receivable from related parties	784	36,341
Inventories	342,523	272,723
Current tax assets	128,719	94,149
TOTAL CURRENT ASSETS	4,796,954	4,124,696
Other non-current financial assets	3,244,593	2,765,194
Other non-current non-financial assets	3,041,767	2,272,857
Trade and other non-current receivables	470,305	276,346
Intangible assets other than goodwill	4,322,605	4,256,830
Goodwill	1,110,501	718,608
Property, plant and equipment	3,670,372	304,247
Investment property	6,272	7,942
Right-of-use assets	117,760	43,099
Deferred tax assets	745,291	762,049
TOTAL NON-CURRENT ASSETS	16,729,466	11,407,172
TOTAL ASSETS	21,526,420	15,531,868
Other current financial liabilities	382,294	373,125
Current lease liabilities	23,393	15,685
Trade and other current payables	3,172,285	2,643,452
Current accounts payable to related parties	196,983	36,145
Other current provisions	76,248	77,843
Current tax liabilities	13,703	33,986
Other current non-financial liabilities	185,408	172,249
TOTAL CURRENT LIABILITIES	4,050,314	3,352,485
Other non-current financial liabilities	1,488,716	1,372,100
Non-current lease liability	99,944	35,516
Trade and other accounts payable, Non-current	2,633,688	1,962,061
Non-current accounts payable to related companies	958,051
Other long-term provisions	685,669	714,757
Deferred tax liabilities	39,567	40,031
Non-current provisions for employee benefits	1,311,655	1,476,884
Other non-current non-financial liabilities	50,240	30,228
TOTAL NON-CURRENT LIABILITIES	7,267,530	5,631,577
TOTAL LIABILITIES	11,317,844	8,984,062
Other Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current non-financial assets	347	99
TOTAL CURRENT ASSETS	347	99
Deferred tax assets	36
TOTAL NON-CURRENT ASSETS	36
TOTAL ASSETS	383	99
Other current financial liabilities	126
Trade and other current payables	22	33
Other current non-financial liabilities	506	95
TOTAL CURRENT LIABILITIES	654	128
TOTAL LIABILITIES	$ 654	$ 128